NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2021
Notes Payable to Bank [Abstract]
NOTES PAYABLE - BANKS
NOTE 9 – NOTES PAYABLE – BANKS

United States of America

The Company’s U.S. subsidiary was a party to a credit facility with a commercial lender, which provided a maximum borrowing capacity up to $10,000, subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 80% of eligible unbilled receivables, as defined, plus (iii) 95% of a $500 standby letter of credit. Borrowings under the credit facility are secured by the U.S. subsidiary’s accounts receivable, unbilled receivables, equipment, cash and the $500 letter of credit that was provided to the lender by the Company. The credit facility expired on October 2021.

As of December 31, 2020, the Company did not have any outstanding balance under the line of credit arrangement.

Borrowings made under the credit facility bore interest, which was payable monthly, at LIBOR plus 3% per annum.

The Company’s weighted average interest rate in the United States of America during the years ended December 31, 2020 and 2019 was 4.42% and 5.44% respectively.

Europe

The Company had a credit arrangement with a commercial bank, to provide it with up to €12,000 in borrowings which was renewed in May 2020 through March 2021. Borrowings under the line of credit bore interest at one-month EURIBOR plus 4.8% with a minimum of 4.8% per annum. The Company was also subject to unused line fee of 0.75% per annum, which was payable quarterly. The line of credit was secured by accounts receivable of ten of the Company’s European subsidiaries, tangible fixed assets and a bank guarantee of €2,000 ($2,457 as of December 31, 2020) provided by the parent company, ICTS International N.V. The line of credit could not exceed 70% of the borrowing base. The line of credit includes certain financial covenants. The line of credit expired in March 2021.

As of December 31, 2020, the Company had €6,432 ($7,902 as of December 31, 2020), in outstanding borrowings under the line of credit arrangement.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,841 as of December 31, 2021) is provided to the Company by the same commercial bank, which was renewed until March 2022, with an interest of 2.5% per annum and an unused line fee of 0.75% per annum which is payable quarterly. As of December 31, 2021 and 2020, the Company had €1,022 and €973 ($1,161 and $1,195 as of December 31, 2021 and 2020), respectively, of outstanding guarantees under the guarantee facility, which related to leases and performance guarantees for contracts. The guarantee facility expired in March 2022.

The guarantee facility is secured by the accounts receivables of ten of the Company’s European subsidiaries.

The Company’s weighted average interest rate in Europe during the years ended December 31, 2021, 2020 and 2019, is 4.8%, 4.4% and 3.5% respectively.

The Company has an additional credit arrangement in Sweden to provide it with up to 4,000 SEK ($442 as of December 31, 2021) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary. As of December 31, 2021 and 2020, the Company had 1,800 SEK and 1,648 SEK ($199 and $202 as of December 31, 2021 and 2020) respectively in outstanding borrowings under the line of credit facility.